Commitments and Contingencies - Disputes Regarding the Law on the Protection of Competition - Additional Information (Detail) ₺ in Thousands			1 Months Ended	12 Months Ended
	Feb. 13, 2024 TRY (₺)	Jun. 12, 2019 TRY (₺)	Apr. 30, 2022 TRY (₺)	Dec. 31, 2023 TRY (₺) lawsuit	Dec. 31, 2022 TRY (₺)
Disputes regarding the law on the protection of competition [member]
Disclosure of commitments and contingencies [line items]
Administrative fine imposed					₺ 91,942
Administrative fine deducted from the receivables					₺ 47,780
Administrative fine paid			₺ 44,162
Number of lawsuits | lawsuit				3
Amount claimed from company in lawsuit				₺ 112,084
Multiplication factor of loss amount claimed				3
Disputes regarding the law on the protection of competition - dispute one [member]
Disclosure of commitments and contingencies [line items]
Amount claimed from company in lawsuit				₺ 110,484
Multiplication factor of loss amount claimed				3
Reimbursement of damage claimed				₺ 215,555
Actual damage claimed				71,851
Disputes regarding the law on the protection of competition - dispute two [member]
Disclosure of commitments and contingencies [line items]
Amount claimed from company in lawsuit				₺ 500
Multiplication factor of loss amount claimed				3
Disputes regarding the law on the protection of competition - dispute three
Disclosure of commitments and contingencies [line items]
Administrative fine imposed		₺ 91,942		₺ 61,294
Discounted administrative fine				₺ 45,971
Disputes regarding the law on the protection of competition - investigation on gentleman's agreements for the labour market
Disclosure of commitments and contingencies [line items]
Administrative fine imposed	₺ 57,301